Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	216	261	260	37
Research and product development	216	261	260	37
Sales and marketing	86	126	127	18
General and administrative	15,408	8,758	4,958	709
Total	15,926	9,406	5,605	801

Schedule of the company's option activities

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000
Outstanding at January 1, 2025	35,081,495	0.84	5.95	3,776
Exercised	(35,919)	—	—	—
Forfeited	(616,813)	—	—	—
Outstanding at December 31, 2025	34,428,763	0.85	5.08	3,742
Vested and expected to vest at December 31, 2025	34,293,020	0.85	5.07	3,727
Exercisable at December 31, 2025	30,808,961	0.89	4.88	3,337

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

	2022	2023
Expected volatility	48.25%	49.00%
Risk-free interest rate	2.78%	3.30%
Exercise multiple	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%
Time to maturity (in years)	10	10
Expected forfeiture rate (post-vesting)	0%-13.24%	0%-3.75%
Fair value of the common share on the date of option grant	US$0.13-0.16 (RMB0.90-1.10)	US$0.25-0.27 (RMB1.79-1.83)

Schedule of restricted shares activity

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2025	63,843	0.17
Vested	(44,964)	0.17
Restricted shares as of December 31, 2025	18,879	0.17
Vested and expected to vest at December 31, 2025	18,879	0.17